Consolidated Statements of Shareholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 14,319	$ 78,974,697	$ 8,030,982	$ 18,879,907	$ 105,899,905	$ (56,802)	$ 105,843,103
Balance (in Shares) at Dec. 31, 2010	110,887,883
Exercise of share options by employees	6	22,019			22,025		22,025
Exercise of share options by employees (in Shares)	47,500						47,500
Share-based compensation		1,449,862			1,449,862	88,940	1,538,802
Net unrealized losses on available-for-sale securities, net of tax effects			(32,457)		(32,457)		(32,457)
Foreign currency translation adjustment			2,928,723		2,928,723		2,928,723
Net income (loss)				(19,326,909)	(19,326,909)	(137,046)	(19,463,955)
Balance at Dec. 31, 2011	14,325	80,446,578	10,927,248	(447,002)	90,941,149	(104,908)	90,836,241
Balance (in Shares) at Dec. 31, 2011	110,935,383
Exercise of share options by employees	3	3,197			3,200		3,200
Exercise of share options by employees (in Shares)	20,000						20,000
Share-based compensation		713,469			713,469	89,256	802,725
Acquisition of business combination						871,960	871,960
Net unrealized losses on available-for-sale securities, net of tax effects			(13,110)		(13,110)		(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil			45,567		45,567		45,567
Foreign currency translation adjustment			130,115		130,115		130,115
Net income (loss)				(11,855,207)	(11,855,207)	(104,940)	(11,960,147)
Balance at Dec. 31, 2012	14,328	81,163,244	11,089,820	(12,302,209)	79,965,183	751,368	80,716,551
Balance (in Shares) at Dec. 31, 2012	110,955,383
Exercise of share options by employees	25	30,415			30,440		30,440
Exercise of share options by employees (in Shares)	190,250						190,250
Share-based compensation		2,960,746			2,960,746	74,376	3,035,122
Acquisition of business combination		191,861			191,861	13,421,370	13,613,231
Foreign currency translation adjustment			1,195,795		1,195,795		1,195,795
Net income (loss)				(8,573,128)	(8,573,128)	399,238	(8,173,890)
Balance at Dec. 31, 2013	$ 14,353	$ 84,346,266	$ 12,285,615	$ (20,875,337)	$ 75,770,897	$ 14,646,352	$ 90,417,249
Balance (in Shares) at Dec. 31, 2013	111,145,633